Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following (all amounts in thousands):

	2013	2012
Land	$1,285	$1,904
Building and improvements	3,332	3,256
Machinery and equipment	8,300	7,905
Leasehold improvements	266	0
Furniture and fixtures	122	69
Software	59	0
	13,364	13,134
Less: accumulated depreciation and amortization	(5,363)	(3,957)
	$8,001	$9,177